ADVANCES (Details) (USD $)	9 Months Ended		12 Months Ended		24 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
ADVANCES [Abstract]
Proceeds from advances	$ 405,484	$ 442,775	$ 677,330	$ 6,665	$ 683,995
Advances payable	$ 204,500		$ 516,920	$ 6,665	$ 516,920